United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: 11/30/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2018
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
Fund Established 1934

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Allocation Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2017 through November 30, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2018, was -3.46%, -4.20%, -4.20%, -3.86%, -3.21%, and -3.16% for the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 shares, respectively. The total return of the Fund's Blended Index1,2 was -1.59%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was -3.38% for the same period. The Fund's Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Barclays Global Aggregate Index. The Fund's and MWAFA's total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund's Class R6 Shares.
MARKET OVERVIEW
Equities
After a period of low volatility and high returns, equity market performance was marked by bouts of volatility and mixed performance over the reporting period. Despite strong economic fundamentals in the U.S., including above-trend GDP growth, a healthy labor market, robust corporate earnings growth, and relatively benign inflation readings, a series of concerns surrounding Federal Reserve (the “Fed”) policy, trade wars, the yield curve, regulatory risks for the technology sector and mid-term elections restrained market upside. Internationally, the imposition of tariffs, “Brexit” (the U.K. leaving the European Union) concerns, continued political instability in Europe and a strong U.S. dollar (fueled by Fed target interest rate hikes and fiscal stimulus) helped to cause a deceleration in growth and pushed markets lower.
All told, the U.S. equity market was volatile but produced a positive total return, with the S&P 500 Index4 up 6.27% for the reporting period. Small-caps underperformed but were also able to produce a positive total return, with the Russell 2000® Index5 up just 0.57%. Within the large-cap space, as measured by the S&P 500 Index, Health Care was the best performing sector, up 15.82%. Consumer Discretionary and Information Technology were the only other sectors to outperform the broader market. On the flip side, Materials was the worst performing sector, returning -6.61%. Energy, Industrials, Communication Services and Financials were also down over the reporting period.
Annual Shareholder Report

After outperforming last year, international developed markets6 once again underperformed the U.S. For the reporting period, the MSCI EAFE Index7 returned -7.94%. Europe was particularly weak, with the MSCI Europe Index8 down -9.40%, with only Norway producing a positive return. Japan and Canada were slightly better but were also down, with the MSCI Japan Index falling -5.99% and the MSCI Canada Index, down -6.16%.9
Emerging markets10 were the laggards, with the MSCI Emerging Markets Index11 down -9.09%, with negative returns in all countries except Brazil, Czech Republic, Peru, Russia and Thailand. Turkey, Mexico, South Africa, Korea, Philippines, Egypt and China were the weakest, each producing negative double-digit returns for the reporting period.
On the currency front, the U.S. Dollar, as measured by the U.S. Dollar Index,12 strengthened meaningfully, up 4.54% for the period.
Fixed Income
During the reporting period, interest rates in the U.S. increased quite significantly.13 The bellwether 10-year U.S. Treasury yield, for example, rose from 2.41% at the start of the reporting period to 2.99% at the end of the period. Internationally, however, yields barely changed, as central banks remained accommodative given softer-than-expected economic growth, natural disasters in Japan and other geopolitical risks such as Brexit and the Italian fiscal situation in Europe. The yield on the German 10-year Bund dropped from 0.37% to 0.31%, while the Japanese 10-year Government Bond yield rose from 0.03% to 0.09%.
The yield curve in the U.S. did flatten meaningfully over the reporting period, with the 2-10-year spread narrowing from 0.63% a year ago to 0.20%, as 2-year yields moved much higher in response to continued Fed rate hikes amid a strong economy fueled by powerful fiscal stimulus.
On the credit side, spreads generally widened. Longer duration assets, such as investment-grade (IG) corporates and emerging-market debt, bore the brunt of underperformance. High-yield14 bonds, on the other hand, slightly outperformed duration-matching Treasuries. Bloomberg Barclays U.S. Corporate High Yield Total Return Index,15 for example, returned 0.36% over the reporting period, outperforming IG corporates, as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Total Return Index,16 which lost -3.04%.
Fund Performance
The contributions to relative Fund performance from the Fund's security selection strategies were mixed but, on balance, added to the performance for the reporting period. The Domestic Large Cap, Domestic Small Cap and Emerging Market equity strategies outperformed while the International Developed equity strategy underperformed. Similarly, the Domestic Bond strategy outperformed while the International Bond strategy underperformed.
Annual Shareholder Report

The Fund's tactical allocation strategies were also mixed, but collectively detracted from performance. While the Global Interest Rate and Global Currency strategies generated positive absolute returns, this was more than offset by negative total returns in the Global Equity strategy. The overweight to stocks versus bonds was a modest net positive for the period.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	The Fund's broad-based security market indexes are the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which had total returns of 6.27% and -1.34%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
4	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
6	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
7	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
8	The MSCI Europe Index captures large- and mid-cap representation across 15 developed markets countries in Europe.*
9	The MSCI country indexes are designed to measure the performance of the large- and mid-cap segments of the respective country's market. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
10	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
11	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. The indexes covers approximately 85% of the free float-adjusted market capitalization in each country.*
12	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.*
13	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

14	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
15	Bloomberg Barclays U.S. Corporate High Yield Total Return Index measures the USD-denominated, high yield, fixed-rate corporate bond market.*
16	Bloomberg Barclays U.S. Corporate Investment Grade Total Return Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2008 to November 30, 2018, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays Global Aggregate Index (BBGA) (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2018
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-8.78%	1.89%	6.77%
Class B Shares	-9.43%	1.91%	6.68%
Class C Shares	-5.15%	2.28%	6.55%
Class R Shares	-3.86%	2.61%	6.91%
Institutional Shares[6]	-3.21%	3.35%	7.65%
Class R6 Shares[7]	-3.16%	3.19%	7.45%
Blended Index	-1.59%	4.01%	7.70%
S&P 500	6.27%	11.12%	14.32%
BBAB	-1.34%	2.03%	3.67%
MWAFA	-3.38%	2.86%	7.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BBGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

4	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's Institutional Shares commenced operations on June 12, 2009. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
7	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of R6 Shares since R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2018, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
International Equity Securities	32.7%
Domestic Equity Securities	32.4%
Foreign Debt Securities	7.0%
Corporate Debt Securities	6.0%
U.S. Treasury and Agency Securities	1.3%
Collaterlized Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.2%
Mortgage-Backed Securities[3,4]	0.0%
Other Security Type[5]	0.8%
Emerging Markets Core Fund	7.6%
Federated Mortgage Core Portfolio	4.1%
Federated Project and Trade Finance Core Fund	1.3%
High Yield Bond Portfolio	1.0%
Federated Bank Loan Core Fund	0.6%
Derivative Contracts[4,6]	0.0%
Cash Equivalents[7]	1.5%
Other Assets and Liabilities—Net[8]	2.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2018, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	19.5%
Information Technology	13.6%
Consumer Discretionary	12.6%
Industrials	12.0%
Health Care	10.0%
Consumer Staples	7.4%
Telecommunication Services	6.9%
Energy	5.7%
Materials	5.5%
Real Estate	3.7%
Utilities	3.1%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2018
Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—65.1%
		Communication Services—4.5%
5,509	[1]	AMC Networks, Inc.	$329,769
28,275		AT&T, Inc.	883,311
688	[1]	Alphabet, Inc., Class A Shares	763,439
36	[1]	Alphabet, Inc., Class C Shares	39,399
28,647		Auto Trader Group PLC	160,410
239	[1]	Baidu, Inc., ADR	44,999
383	[1]	CarGurus, Inc.	14,903
443	[1]	Charter Communications, Inc.	145,836
28,000		China Communication Services Corporation, Ltd.	23,456
8,000		China Mobile Ltd.	79,751
80		Cogent Communications Holdings, Inc.	3,879
1,191	[1]	Facebook, Inc.	167,466
725	[1]	Frontier Communications Corp.	2,588
813	[1]	Gray Television, Inc.	15,032
516,095		HKT Trust and HKT Ltd.	747,103
28,500		Hakuhodo DY Holdings, Inc.	436,720
7,321		Hellenic Telecommuniations Organization	86,533
659	[1]	Imax Corp.	12,231
696	[1]	Intelsat S.A.	17,309
22,200		KDDI Corp.	520,995
7,900		Kakaku.com, Inc.	159,093
525	[1]	Loral Space & Communications Ltd.	22,318
199	[1]	MSG Networks, Inc.	5,329
22,700		NTT Docomo, Inc.	525,630
1,159		Naspers Ltd., Class N	232,835
2,643		New York Times Co., Class A	70,912
611		Nexstar Media Group, Inc.	50,493
46,000		PCCW Ltd.	26,985
2,348	[1]	Qurate Retail, Inc.	52,173
12,001		Rogers Communications, Inc., Class B	640,132
183		Shenandoah Telecommunications Co.	9,143
147,700		Singapore Press Holdings Ltd.	284,771
38,884	[1]	Sprint Corp.	244,191
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
8,440	[1]	T-Mobile USA, Inc.	$577,718
1,106	[1]	Techtarget, Inc.	15,915
93		Telenor ASA	1,807
2,737		Telephone and Data System, Inc.	97,793
168,632		Telstra Corp. Ltd.	361,637
28,300		Tencent Holdings Ltd.	1,135,146
99,899		Tim Participacoes S.A.	306,388
54,900	[1]	True Corp. PCL	9,774
34,740		Twenty-First Century Fox, Inc.	1,718,588
32,574		Twenty-First Century Fox, Inc., Class B	1,597,103
24,735	[1]	Twitter, Inc.	777,916
395	[1]	U.S. Cellular Corp.	22,065
6,534		Verizon Communications	394,000
28,206		Vivendi SA	704,161
3,194	[1]	Vonage Holdings Corp.	33,824
350		World Wrestling Entertainment, Inc.	25,886
280	[1]	XO Communications, Inc., Class A	9,660
34,713	[1]	Zillow Group, Inc., Class C	1,268,760
155,564	[1]	Zynga, Inc.	563,142
		TOTAL	16,440,417
		Consumer Discretionary—8.2%
518		Aaron's, Inc.	24,242
3,559		Adidas AG	784,980
8,900		Aisin Seiki Co.	352,294
5,396	[1]	Alibaba Group Holding Ltd.	868,001
2,050	[1]	Amazon.com, Inc.	3,464,848
1,503		American Eagle Outfitters, Inc.	31,458
598	[1]	American Public Education, Inc.	18,921
4,300		Asics Corp.	61,945
5,208		BBX Capital Corp.	34,998
420		BJ's Restaurants, Inc.	22,814
8,005		Bayerische Motoren Werke AG	654,446
2,178		Bloomin' Brands, Inc.	42,580
671	[1]	Boot Barn Holdings, Inc.	15,191
5,672	[1]	Bright Horizons Family Solutions, Inc.	690,169
1,308		Caleres, Inc.	39,541
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,730		Callaway Golf Co.	$63,895
35		Canadian Tire Corp. Ltd.	3,908
41	[1]	Cavco Industries, Inc.	6,747
5,534		Columbia Sportswear Co.	505,420
32,672		Compass Group PLC	699,126
2,459		Continental Ag	368,035
316		Cooper Tire & Rubber Co.	10,807
695	[1]	CROCs, Inc.	19,321
2,982		D. R. Horton, Inc.	110,990
1,422		Dana, Inc.	20,633
388		Dave & Buster's Entertainment, Inc.	22,062
177	[1]	Deckers Outdoor Corp.	23,583
2,938	[1]	Denny's Corp.	48,595
513		Dine Brands Global, Inc.	45,749
17,964		Dollarama, Inc.	474,840
13,180	[1]	eBay, Inc.	393,423
790	[1]	Etsy, Inc.	42,692
10,635		Extended Stay America, Inc.	193,557
500		Fast Retailing Co. Ltd.	260,054
3,272		Faurecia	128,348
6,235		Ferrari NV	681,969
18,594	[1]	Fiat Chrysler Automobiles NV	308,017
99	[1]	Five Below, Inc.	10,374
46,272		Ford Motor Co.	435,420
2,657	[1]	Frontdoor, Inc.	61,882
16,708		Gentex Corp.	376,264
163		Group 1 Automotive, Inc.	9,161
112,453		Harvey Norman Holdings Ltd.	259,842
16,809	[1]	Hilton Grand Vacations, Inc.	538,897
10,665		Hilton Worldwide Holdings, Inc.	805,634
10,810		Home Depot, Inc.	1,949,259
13,800		Iida Group Holdings Co. Ltd.	243,504
24,140		Industria de Diseno Textil SA	740,668
14,091		InterContinental Hotels Group	754,600
1,400		Isuzu Motors Ltd.	19,945
599		Jack in the Box, Inc.	53,125
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
124		Johnson Outdoors, Inc., Class A	$8,841
56,210		Jollibee Foods Corp.	298,758
1,563		KB Home	32,995
727		Kering	318,405
3,600		Koito Manufacturing Co. Ltd.	193,137
534		LCI Industries	41,321
99	[1]	LGI Homes, Inc.	4,570
3,193		LVMH Moet Hennessy Louis Vuitton SE	918,887
1,771		La-Z-Boy, Inc.	51,766
396	[1]	Lands' End, Inc.	8,407
642		Las Vegas Sand Corp.	35,271
793	[1]	Liberty Expedia Holdings, Inc.	33,235
590	[1]	Lifecord International Co. Ltd.	44,803
9,300		Linamar Corp.	337,170
4,998		Lowe's Cos., Inc.	471,661
11,068		Magna International, Inc.	552,380
736		Marine Products Corp.	16,001
637		Marriott International, Inc., Class A Shares	73,274
19,600		Mazda Motor Corp.	209,047
2,167		Michelin, Class B	226,913
120	[1]	Monarch Casino & Resort, Inc.	4,800
6,486		Moncler S.p.A	212,071
359		Movado Group, Inc.	13,513
17,244		Mr. Price Group Ltd.	299,996
108	[1]	NVR, Inc.	264,600
5,300		Namco Bandai Holdings, Inc.	222,851
3,031	[1]	NetFlix, Inc.	867,260
5,829		Next PLC	364,127
16,000		Nien Made Enterprise Co. Ltd.	117,868
561		Nokian Renkaat Oyj	17,963
994	[1]	Ollie's Bargain Outlet Holdings, Inc.	88,168
10,661		PSA Peugeot Citroen	234,363
1,042		PVH Corp.	115,151
50,000		Panasonic Corp.	512,928
2,441	[1]	Party City Holdco, Inc.	29,170
429	[1]	Penn National Gaming, Inc.	9,485
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
8,566		Penske Automotive Group, Inc.	$373,478
3,862		Persimmon PLC	93,555
5,139	[1]	Petrobras Distribuidora SA	32,493
252	[1]	RH	29,267
1,077	[1]	Rent-A-Center, Inc.	15,810
4,300		Rinnai Corp.	308,526
681		Ross Stores, Inc.	59,656
21,600		Ruentex Industries Ltd.	63,735
600		Ryohin Keikaku Co. Ltd.	162,247
30,800		Sands China Ltd.	133,974
6,500		Sega Sammy Holdings, Inc.	92,205
7,400		Sekisui Chemical Co. Ltd.	120,079
4,900		Sekisui House Ltd.	73,857
560	[1]	ServiceMaster Global Holdings, Inc.	24,791
3,300		Shimamura Co. Ltd.	280,949
46		Shoe Carnival, Inc.	1,745
605	[1]	Shutterfly, Inc.	30,244
33	[1]	Skyline Champion Corp.	743
10,261		Sodexo SA	1,062,790
1,284		Sonic Corp.	55,790
7,400		Subaru Corp.	164,569
1,232		TJX Cos., Inc.	60,183
12,055		TUI AG-DI	171,704
430		Tailored Brands, Inc.	9,847
41,206		Taylor Woodrow PLC	70,529
721		Tenneco, Inc., Class A	24,334
149	[1]	TopBuild Corp. - W/I	7,592
16,400		Toyoda Gosei Co. Ltd.	315,676
371	[1]	Vera Bradley, Inc.	4,088
345		Volkswagen AG	56,977
275	[1]	Weight Watchers International, Inc.	13,756
2,427		Whirlpool Corp.	306,118
33,400		Yamada Denki Co. Ltd.	161,578
400		Yamaha Motor Co.	8,228
26,500		Yue Yuen Industrial Holdings Ltd.	77,052
7,900		ZOZO, Inc.	175,898
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
570	[1]	Zumiez, Inc.	$11,240
		TOTAL	29,703,233
		Consumer Staples—4.8%
7,400		AEON Co. Ltd.	177,381
2,369		Alimentation Couche-Tard, Inc., Class B	124,329
2,836		Archer-Daniels-Midland Co.	130,513
14,417		BIM Birlesik Magazalar AS	233,820
688	[1]	BJ's Wholesale Club Holdings, Inc.	16,072
3,686		Brown-Forman Corp., Class A	179,176
3,639		Bunge Ltd.	207,678
666	[1]	Cal-Maine Foods, Inc.	31,116
523		Calavo Growers, Inc.	51,400
2,000		Calbee, Inc.	66,247
5,690		Church and Dwight, Inc.	376,621
13,644	[1]	Coca-Cola HBC AG	405,955
4,491		Constellation Brands, Inc., Class A	879,158
5,396		Dean Foods Co.	27,196
30,557		Diageo PLC	1,100,894
446	[1]	Edgewell Personal Care Co.	18,643
4,595		Energizer Holdings, Inc.	205,994
138		Estee Lauder Cos., Inc., Class A	19,687
8,753		George Weston Ltd.	632,899
5,636	[1]	Herbalife Nutrition Ltd.	322,661
88		Ingredion, Inc.	9,192
5,500		Kikkoman Corp.	320,751
24,201		Koninklijke Ahold Delhaize NV	624,247
6,323		Kraft Heinz Co./The	323,232
2,245		Kroger Co.	66,587
2,835		L'Oreal SA	670,162
14,300		Lion Corp	282,057
3,052		Loblaw Co. Ltd.	140,787
5,589		Marine Harvest ASA	130,805
3,400		Meiji Holdings Co. Ltd.	267,471
8,805		Metro, Inc.	303,518
10,093	[1]	Monster Beverage Corp.	602,350
4,900		NH Foods Ltd.	181,817
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
6,147		Nestle SA	$524,892
25,900		Nisshin Seifun Group, Inc.	544,170
10,069		ORKLA ASA	83,415
32,800		PT Gudang Garam Tbk	188,184
1,095		PepsiCo, Inc.	133,524
1,592	[1]	Performance Food Group Co.	54,860
2,400	[1]	Perlis Plantations	10,099
40,943		Pick'n Pay Stores Ltd.	216,876
30,000		President Chain Store Corp.	310,823
8,178		Procter & Gamble Co.	772,903
58,956		Sainsbury (J) PLC	229,208
15		Sanfilippo (John B. & Sons), Inc.	933
5,400		Sundrug Co., Ltd.	182,999
2,381		Swedish Match AB	93,100
8,692		Sysco Corp.	585,841
25,123		Tesco PLC	63,363
27,284		The Coca-Cola Co.	1,375,114
64,000		Tingyi (Cayman Isln) Hldg Co.	83,347
900		Tsuruha Holdings, Inc.	88,859
9,756		Tyson Foods, Inc., Class A	575,116
2,879	[1]	US Foods Holding Corp.	95,525
207	[1]	USANA Health Sciences, Inc.	25,333
152,000		Uni-President Enterprises Corp.	357,202
214		Universal Corp.	13,568
1,406		Vector Group Ltd.	17,716
97		WD 40 Co.	16,944
133,305		Wal-Mart de Mexico SAB de CV	330,221
8,272		Walmart, Inc.	807,761
34,900		Yamazaki Baking Co. Ltd.	732,649
		TOTAL	17,644,961
		Energy—3.7%
278		Arch Coal, Inc., Class A	22,593
238,786		BP PLC	1,583,423
36	[1]	Bonanza Creek Energy, Inc.	955
40	[1]	CONSOL Energy, Inc.	1,374
1,718		CVR Energy, Inc.	64,837
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
885	[1]	Cactus, Inc.	$25,559
6,454		Chevron Corp.	767,639
528,000		China Petroleum and Chemical Corp. (Sinopec)	448,496
7,432		ConocoPhillips	491,850
583		Delek US Holdings, Inc.	23,198
4,256		Equinor ASA	99,441
1,084	[1]	Exterran Corp.	24,390
1,871		Exxaro Resources Ltd.	17,426
11,185		Exxon Mobil Corp.	889,208
2,103		Hess Corp.	113,331
14,900		Idemitsu Kosan Co. Ltd.	542,592
100,650		JXTG Holdings, Inc.	609,191
1,550	[1]	Keane Group, Inc.	17,236
873		Liberty Oilfield Services, Inc., Class A	15,120
645		Mammoth Energy Services, Inc.	16,228
11,584		Marathon Petroleum Corp.	754,813
217	[1]	Matrix Services Co.	4,435
4,651		Neste Oyj	363,882
688	[1]	Northern Oil and Gas, Inc.	1,748
380		OMV AG	19,273
13,203		PBF Energy, Inc.	510,692
200		PTT Exploration and Production Public Co.	805
186,600		PTT Public Co. Ltd.	279,706
144	[1]	Par Petroleum Corp.	2,436
623		Peabody Energy Corp.	19,400
284	[1]	Penn Virginia Corp.	16,515
42,201	[1]	Petroleo Brasileiro SA	306,986
15,216		Phillips 66	1,423,000
1,720	[1]	Propetro Holding Corp.	27,898
311	[1]	Renewable Energy Group, Inc.	8,381
24,062		Royal Dutch Shell PLC, Class B	735,937
260	[1]	SEACOR Holdings, Inc.	10,800
33,200		Showa Shell Sekiyu KK	514,901
34,763	[1]	Tatneft	369,717
17,260		Tenaris SA	208,677
2,232	[1]	Tetra Technologies, Inc.	5,178
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
22,143		TOTAL SA	$1,232,659
400		Tupras Turkiye Petrol Rafinerileri A.S.	9,569
10,195		Valero Energy Corp.	814,581
2,518	[1]	W&T Offshore, Inc.	14,630
2,524		World Fuel Services Corp.	65,094
		TOTAL	13,495,800
		Financials—12.7%
19,293		ABN AMRO Group NV- GDR	494,102
10,204		AGEAS	492,807
89,764		AMP Ltd.	159,878
5,206		Admiral Group PLC	138,543
15,698		Aflac, Inc.	718,027
482		Ag Mortgage Investment Trust, Inc.	8,753
847,000		Agricultural Bank of China	384,217
5,135	[1]	Alior Bank SA	73,847
5,072		Allianz SE	1,071,223
6,847		Allstate Corp.	610,684
984		American Equity Investment Life Holding Co.	33,584
2,550		Ameriprise Financial, Inc.	330,862
6,979		Assicurazioni Generali S.p.A	117,968
3,301		Assured Guaranty Ltd.	134,747
28,782		Australia & New Zealand Banking Group, Melbourne	565,482
45,852		BB Seguridade Participacoes SA	335,797
128		BancFirst Corp.	7,145
28,596	[1]	Banco Santander Brasil SA	315,909
677,719		Banco Santander Chile SA	52,350
1,454	[1]	Bancorp, Inc., DE	14,467
1,810		BancorpSouth Bank	55,730
3,512		Bank Hapoalim Ltd.	24,156
64,473		Bank Leumi Le-Israel	424,117
76,613		Bank of America Corp.	2,175,809
187,000		Bank of Communications Ltd.	142,412
5,467		Bank of Montreal	407,890
8,645		Bank of Nova Scotia	470,427
31,954		Bank of Queensland	231,942
95,193		Barclays PLC	198,417
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
36,494		Bendigo Bank	$285,343
372		Beneficial Mutual Bancorp	5,759
2,684	[1]	Berkshire Hathaway, Inc., Class B	585,756
2,641		BlackRock, Inc.	1,130,374
404	[1]	Blucora, Inc.	12,508
964	[1]	Brighthouse Financial, Inc.	38,811
710		Brightsphere Investment Group PLC	9,351
3,020		CNO Financial Group, Inc.	55,266
21,285		CNP Assurances	488,400
195		CVB Financial Corp.	4,532
365		Cadence BanCorporation	7,486
5,898		Canadian Imperial Bank of Commerce	494,959
1,487		Cathay Bancorp, Inc.	58,841
803		Chemical Financial Corp.	37,902
534,000		China CITIC Bank	339,249
255,000		China Construction Bank Corp.	218,057
97,800		China Insurance International Holdings Co. Ltd.	325,727
82,000		China Merchants Bank Co., Ltd.	340,390
52,119	[1]	Commerzbank AG	448,897
4,600		Concordia Financial Group Ltd.	21,615
488		ConnectOne Bancorp, Inc.	9,828
22,460		Corp Mapfre SA	64,239
9,263,069		Corpbanca	87,717
477		Cullen Frost Bankers, Inc.	47,853
130	[1]	Customers Bancorp, Inc.	2,536
5,650		Danske Bank	112,814
4,526		Deutsche Boerse AG	578,485
9,942		DnB ASA	171,347
14,479		E*Trade Financial Corp.	757,107
557,162		E.Sun Financial Holding Company Ltd.	376,003
871	[1]	Eagle Bancorp, Inc.	50,204
12,834		East West Bancorp, Inc.	689,057
977	[1]	Enova International, Inc.	21,631
470		Enterprise Financial Services Corp.	21,004
1,993		Erste Group Bank AG	78,667
1,255	[1]	Essent Group Ltd.	48,393
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
5,634		Exor NV	$331,170
830	[1]	FCB Financial Holdings, Inc.	32,901
136		Federal Agricultural Mortgage Association, Class C	8,984
4,430	[1]	First BanCorp	40,091
666		First Bancorp, Inc.	26,653
144		First Commmonwealth Financial Corp.	2,007
1,245		First Financial Bancorp	34,760
663		First Interstate BancSystem, Inc., Class A	28,794
503		First Mid-Illinois Bancshares, Inc.	18,626
67,948		FirstRand Ltd.	328,131
12,302	[1]	Genworth Financial, Inc., Class A	57,327
11,747		Gjensidige Forsikring ASA	183,972
211	[1]	Goosehead Insurance, Inc.	5,364
1,202		Great-West Lifeco, Inc.	27,566
1,532		Green Bancorp, Inc.	31,161
544	[1]	Green Dot Corp.	45,337
61,347	[1]	Grupo Financiero Banorte S.A. de C.V.	281,210
688		Guaranty Bancorp	17,620
3,081		Hana Financial Holdings	103,697
942		Hancock Whitney Corp.	37,887
6,000		Hang Seng Bank Ltd.	138,887
527		Hanover Insurance Group, Inc.	60,452
23,822		Hargreaves Lansdown PLC	579,696
1,318		Heritage Commerce Corp.	18,834
217		Hometrust Bancshares, Inc.	5,640
63,600		Hong Leong Bank Berhad	310,191
2,200		Hong Leong Credit Berhad	10,144
870		Hope Bancorp, Inc.	13,224
606		Houlihan Lokey, Inc.	25,634
8,434		Hyundai Marine & Fire Insurance Co.	301,335
11,667	[1]	IRB Brasil Resseguros S/A	225,827
430		Iberiabank Corp.	32,143
835		Independent Bank Corp.- Michigan	19,188
13,000		Industrial & Commercial Bank of China	9,264
5,536		Industrial Alliance Insurance & Financial Services, Inc.	202,373
24,105		Industrial Bank of Korea	319,255
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
640		International Bancshares Corp.	$24,570
3,405		Invesco Mortgage Capital, Inc.	53,186
5,197		Investors Bancorp, Inc., New	63,819
8,172		JPMorgan Chase & Co.	908,645
6,220		KB Financial Group, Inc.	261,591
1,472		KBC Groupe	105,937
314		Kemper Corp.	23,895
214		Komercni Banka A.S.	8,410
67,188		Korea Life Insurance Co., Ltd.	266,822
21,887		L E Lundbergforetagen AB	656,074
1,886		Ladder Capital Corp.	33,288
666		LegacyTexas Financial Group, Inc.	25,847
91,455		Legal & General Group PLC	285,565
4,588		London Stock Exchange Group PLC	235,919
55,198		MFA Financial, Inc.	400,185
5,383	[1]	MGIC Investment Corp.	63,035
4,746		MSCI Inc., Class A	745,549
64,144		Medibank Private Ltd.	113,947
17,861		MetLife, Inc.	797,136
136,400		Mizuho Financial Group, Inc.	226,356
10,505		Morgan Stanley	466,317
17,204		NN Group NV	732,499
17,287		National Australia Bank Ltd., Melbourne	311,879
6,624		National Bank of Canada, Montreal	302,122
31,839		Navient Corp.	366,148
2,179		OTP Bank RT	87,224
2,717	[1]	On Deck Capital, Inc.	21,301
2,480		Orange Life Insurance Ltd.	66,758
4,000		Oversea-Chinese Banking Corp. Ltd.	32,956
6,653		PNC Financial Services Group	903,344
252,400		PT Bank Central Asia	460,760
83,300		PT Bank Danamon Indonesia	43,254
1,699		Partners Group Holding AG	1,116,577
771,000		People's Insurance Co. (Group) of China Ltd.	332,034
43,000		Ping An Insurance (Group) Co. of China Ltd.	417,248
504,000		Postal Savings Bank of China Co., Ltd.	304,668
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
13,174		Power Corp. of Canada	$262,756
203		Powszechna Kasa Oszczednosci Bank Polski SA	2,191
253		Preferred Bank Los Angeles, CA	12,959
720		Primerica, Inc.	85,594
13,300		Public Bank Berhad	79,350
637		RBB Bancorp	13,842
57,387		RMB Holdings Ltd.	324,102
3,635		Radian Group, Inc.	66,884
277	[1]	Raiffeisen Bank International AG	8,183
3,335		Ready Capital Corp., REIT	49,691
252		Republic Bancorp, Inc.	10,904
15,453		Royal Bank of Canada, Montreal	1,133,053
5,873		SEI Investments Co.	315,380
4,555		Schroders PLC	147,273
16,550		Schwab (Charles) Corp.	741,440
12,452		Scor Regroupe	598,711
882,528		Shin Kong Financial Holdings Co. Ltd.	299,096
10,756		Shinhan Financial Group Co. Ltd.	396,300
44,334		Skand Enskilda BKN, Class A	462,327
5,341		Societe Generale, Paris	196,692
28,807		Standard Bank Group Ltd.	364,998
1,439		State Street Corp.	105,076
8,020		Swiss Re AG	733,019
8,291		TRYG A/S	206,767
593,000		Taiwan Business Bank	202,952
581,730		Taiwan Cooperative Financial Holding Co.Ltd	337,874
542		The Bank of NT Butterfield & Son Ltd.	21,507
4,390		The Travelers Cos, Inc.	572,324
68,497		Three I Group	730,240
15,992		Toronto-Dominion Bank	885,389
837		Trustmark Corp.	27,069
456	[1]	Turpanion, Inc.	13,648
1,080		United Community Banks, Inc.	27,918
2,365		United Community Financial Corp.	22,633
469		United Financial Bancorp, Inc.	7,682
3,577		United Mizrahi Bank Ltd.	65,094
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
34,700		United Overseas Bank Ltd.	$638,484
343		Walker & Dunlop, Inc.	16,200
1,068		Washington Federal, Inc.	30,769
31,231		Wells Fargo & Co.	1,695,219
202		Wesbanco, Inc.	8,783
7,160	[1]	Western Alliance Bancorp	335,589
3,417		Western Asset Mortgage Capital Corp.	34,478
34,223		Westpac Banking Corp. Ltd.	651,345
		TOTAL	46,339,395
		Health Care—6.5%
92	[1]	Addus Homecare Corp.	6,828
9,286	[1]	Akebia Therapeutics, Inc.	75,031
19,600		Alfresa Holdings Corp.	523,851
764	[1]	Amedisys, Inc.	104,095
1,466		AmerisourceBergen Corp.	130,327
1,051	[1]	Amicus Therapeutics, Inc.	11,603
1,054	[1]	Amneal Pharmaceuticals, Inc.	18,666
277	[1]	Amphastar Pharmaceuticals, Inc.	6,016
2,184		Anthem, Inc.	633,513
2,317	[1]	Apellis Pharmaceuticals, Inc.	35,543
3,941	[1]	Arcus Biosciences, Inc.	45,006
2,175	[1]	ArQule, Inc.	8,069
1,153	[1]	Array BioPharma, Inc.	18,367
486	[1]	Arrowhead Pharmaceuticals, Inc.	7,057
4,089	[1]	Athenex, Inc.	54,057
24	[1]	Audentes Therapeutics, Inc.	587
1,110	[1]	Avanos Medical, Inc.	52,958
110	[1]	Avrobio, Inc.	2,947
12,612		Baxter International, Inc.	864,553
5,136	[1]	Bio Rad Laboratories, Inc., Class A	1,409,627
133	[1]	BioTelemetry, Inc.	9,435
14,706		Bristol-Myers Squibb Co.	786,183
6,987		Bruker Corp.	231,549
4,205		CVS Health Corp.	337,197
4,420		Cardinal Health, Inc.	242,349
373	[1]	Cardiovascular Systems, Inc.	11,515
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
13,996	[1]	Celgene Corp.	$1,010,791
492	[1]	Celltrion Pharm, Inc.	29,110
1,706	[1]	Celltrion, Inc.	365,051
1,496	[1]	Coherus Biosciences, Inc.	16,546
393		Coloplast, Class B	37,482
1,089	[1]	Corvel Corp.	75,903
4,432	[1]	Davita, Inc.	292,778
3,544	[1]	Deciphera Pharmaceuticals, Inc.	92,392
1,646	[1]	Diplomat Pharmacy, Inc.	25,480
1,096	[1]	Emergent Biosolutions, Inc.	79,833
192		Ensign Group, Inc.	8,711
599	[1]	Evolus, Inc.	8,961
18,783	[1]	Exelixis, Inc.	381,483
9,284	[1]	Express Scripts Holding Co.	942,047
188	[1]	Five Prime Therapeutics, Inc.	2,414
2,848		Fresenius Medical Care AG & Co. KGaA	231,601
5,232		Fresenius SE & Co KGaA	296,983
66	[1]	G1 Therapeutics, Inc.	2,523
1,084	[1]	Genomic Health, Inc.	85,690
40,000	[1]	Genscript Biotech Corp.	69,501
257	[1]	Globus Medical, Inc.	12,411
4,509		HCA Healthcare, Inc.	649,251
476	[1]	HMS Holdings Corp.	17,012
920	[1]	Haemonetics Corp.	98,698
1,106	[1]	Halozyme Therapeutics, Inc.	18,260
29	[1]	HealthEquity, Inc.	2,572
149	[1]	Homology Medicines, Inc.	3,277
2,664		Humana, Inc.	877,708
559	[1]	Iovance Biotherapeutics, Inc.	5,406
18,894	[1]	Incyte Genomics, Inc.	1,213,939
121	[1]	Inogen, Inc.	17,831
2,362		Johnson & Johnson	346,978
195	[1]	Kura Oncology, Inc.	2,477
656	[1]	LHC Group, Inc.	68,795
987	[1]	Lexicon Pharmaceuticals, Inc.	7,995
2,274		Lilly (Eli) & Co.	269,787
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,022		Luminex Corp.	$30,016
590	[1]	MacroGenics, Inc.	10,154
723	[1]	Magellan Health, Inc.	39,418
4,709		McKesson Corp.	586,270
28,100		Medipal Holdings Corp.	646,364
1,428	[1]	Medpace Holdings, Inc.	88,407
4,692		Merck & Co., Inc.	372,263
1,488	[1]	Merit Medical Systems, Inc.	93,818
6,013	[1]	Momenta Pharmaceuticals, Inc.	71,194
143	[1]	Natus Medical, Inc.	5,059
10,155	[1]	Neurocrine Biosciences, Inc.	896,382
5,265		Novartis AG	480,624
12,351		Novo Nordisk A/S	575,680
3,507	[1]	Odonate Therapeutics, Inc.	55,270
49,293	[1]	OdontoPrev SA	177,185
128	[1]	OraSure Technologies, Inc.	1,626
1,070		Orion Oyj	35,828
34	[1]	Orthofix Medical, Inc.	2,049
10,945		Pfizer, Inc.	505,987
195	[1]	Providence Service Corp.	13,808
271	[1]	Ra Pharmaceuticals, Inc.	4,274
1,580	[1]	Regeneron Pharmaceuticals, Inc.	577,727
1,157	[1]	Rhythm Pharmaceuticals, Inc.	34,166
20,000		SSY Group Ltd.	20,669
284,000		Sino Biopharmaceutical Ltd.	260,441
147	[1]	Staar Surgical Co.	5,587
373		Straumann Holding AG	228,317
9,000		Suzuken Co. Ltd.	484,710
94	[1]	Tabula Rasa HealthCare, Inc.	7,095
10,360	[1]	Tesaro, Inc.	480,497
2,897		UCB SA	243,607
5,990		UnitedHealth Group, Inc.	1,685,346
284	[1]	Vanda Pharmaceuticals, Inc.	7,111
3,527	[1]	Vertex Pharmaceuticals, Inc.	637,646
8,129		Vifor Pharma AG	1,002,721
469	[1]	Voyager Therapeutics, Inc.	5,347
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
421	[1]	Wellcare Health Plans, Inc.	$107,304
1,236	[1]	William Demant Holding A/S	36,104
		TOTAL	23,810,677
		Industrials—7.8%
12,500		ABB Ltd.	254,000
38,539		ADT, Inc.	300,990
3,509		Ametek, Inc.	257,666
460	[1]	ASGN, Inc.	31,855
207		AZZ, Inc.	9,882
8,640		Adecco Group AG	429,412
52,300	[1]	AirAsia Group Bhd	38,528
1,503		Airbus Group SE	161,824
163,500		Airports of Thailand Public Co. Ltd.	317,957
264		Albany International Corp., Class A	19,103
32,183		Alfa, S.A. de C.V., Class A	32,240
12,662		Allison Transmission Holdings, Inc.	596,507
769		Andritz AG	37,009
411		Applied Industrial Technologies, Inc.	26,809
116		ArcBest Corp.	4,670
16,138		Ashtead Group PLC	362,140
1,525	[1]	Atkore International Group, Inc.	31,140
216	[1]	Avis Budget Group, Inc.	6,327
40,496		BAE Systems PLC	254,335
129		Barrett Business Services, Inc.	9,075
1,336	[1]	Blue Bird Corp.	25,558
3,505		Boeing Co.	1,215,394
12,677		Bouygues SA	487,708
511	[1]	Builders Firstsource, Inc.	6,914
8,130		Bunzl PLC	250,860
856	[1]	CBIZ, Inc.	18,053
7,397		CSX Corp.	537,244
895	[1]	Casella Waste Systems, Inc.	29,222
1,720		Caterpillar, Inc.	233,352
1,131		Cheil Jedang Corp.	132,165
244,000		China Railway Construction Corp.	313,572
352,000		China Railway Group Ltd., Class H, 144A	324,937
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
281	[1]	Cimpress NV	$33,905
161,000		Citic Pacific Ltd.	258,434
325		Comfort Systems USA, Inc.	17,114
2,451		Compagnie de Saint Gobain	90,874
1,843	[1]	Continental Building Product, Inc.	52,673
8,736		Crane Co.	754,528
574		Cummins, Inc.	86,708
3,437		DSV, De Sammensluttede Vognmad AS	263,054
372	[1]	DXP Enterprises, Inc.	13,477
19,200		Dai Nippon Printing Co. Ltd.	444,371
12,138		Deutsche Lufthansa AG	295,120
19,467		Deutsche Post AG	619,083
212	[1]	Engility Holdings, Inc.	6,629
579		EnPro Industries, Inc.	40,750
283	[1]	FTI Consulting, Inc.	19,881
519		Federal Signal Corp.	12,176
5,591		Ferguson PLC	359,402
3,647		Finning International, Inc.	75,786
777	[1]	Foundation Building Materials, Inc.	7,599
5,141		Fraport AG	378,023
6,200		Fuji Electric Co.	194,714
69	[1]	GMS, Inc.	1,296
4,245		Genivar, Inc.	209,015
866		Global Brass & Copper Holdings, Inc.	28,032
1,534		Graco, Inc.	67,573
13,755		Grupo Aeroportuario del Pacifico SAB de CV	95,754
3,651		Grupo Aeroportuario del Sureste SAB de CV, Class B	48,909
539	[1]	Harsco Corp.	14,418
1,006		Hawaiian Holdings, Inc.	40,381
14,805		Heico Corp., Class A	999,634
612		Heidrick & Struggles International, Inc.	22,436
76	[1]	Heritage-Crystal Clean, Inc.	2,129
1,489		Hillenbrand, Inc.	65,978
26,600		Hino Motors Ltd.	271,823
5,509		Hochtief AG	781,671
500		Hoshizaki Electric Co. Ltd.	38,822
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
253		ICF International, Inc.	$17,718
2,607	[1]	IHS Markit Ltd.	139,136
4,692		Illinois Tool Works, Inc.	652,423
8,365		Ingersoll-Rand PLC	865,945
823		Insperity, Inc.	82,333
10		Insteel Industries, Inc.	275
32,389		International Consolidated Airlines Group SA	259,600
11,968		Intertek Group PLC	718,178
2,300		Ishikawajima-Harima Heavy Industries Co., Ltd.	70,004
610		KBR, Inc.	11,328
385		KForce Com, Inc.	12,201
2,500		Kajima Corp.	34,627
913		Korn/Ferry International	44,710
452		Kuehne + Nagel International AG	63,682
1,213		LG Corp.	78,266
1,300		L3 Technologies, Inc.	238,277
24,310	[1]	Latam Airlines Group SA	248,424
198		MOOG, Inc., Class A	17,315
2,461	[1]	MRC Global, Inc.	38,711
579		MTU Aero Engines GmbH	120,454
669	[1]	MYR Group, Inc.	20,940
8,800		Mabuchi Motor Co. Ltd.	306,603
5,176		Manpower Group, Inc.	420,188
101,600		Marubeni Corp.	759,257
195	[1]	Masonite International Corp.	10,466
842	[1]	Mastec, Inc.	37,966
436		McGrath Rentcorp.	23,295
2,956	[1]	Meritor, Inc.	48,774
17,600		Mitsubishi Electric Corp.	232,471
13,100		Mitsui & Co. Ltd.	205,874
360		Mobile Mini, Inc.	14,551
1,365		Mueller Industries, Inc.	32,514
3,983		Mueller Water Products, Inc.	41,941
220,000		NWS Holdings Ltd.	463,061
2,600		Nippon Express Co. Ltd.	156,666
4,706		Norfolk Southern Corp.	803,502
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,487		nVent Electric PLC	$37,205
3,060		Parker-Hannifin Corp.	526,442
145	[1]	Patrick Industries, Inc.	5,759
206		Pentair PLC	8,796
652		Primoris Services Corp.	15,746
5,888		Randstand NV	286,722
20,400		Recruit Holdings Co. Ltd.	561,768
17,670		Rexel SA	212,034
2,227	[1]	Rexnord Corp.	63,046
4,134		Rockwell Automation, Inc.	720,721
1,521		Roper Technologies, Inc.	452,634
3,318		Royal Mail PLC	13,551
92		Rush enterprises, Inc., Class A	3,505
84		SGS SA	199,495
4,691		SNC-Lavalin Group, Inc.	171,237
675	[1]	SPX Corp.	19,966
294	[1]	Saia, Inc.	17,731
16,595		Sandvik AB	246,295
13,300		Shimizu Corp.	114,174
1,298		SkyWest, Inc.	74,869
7,396		Smiths Group PLC	131,383
10,959		Southwest Airlines Co.	598,471
196	[1]	Standard Plus Corp.	5,941
115,908		Sydney Airport	576,663
430		Systemax, Inc.	11,993
1,142	[1]	TPI Composites, Inc.	31,051
2,900		Taisei Corp.	127,573
15,200		Toyota Tsusho Corp.	524,900
245	[1]	Trex Co., Inc.	15,614
2,029	[1]	TriMas Corp.	58,902
147	[1]	TrueBlue, Inc.	3,712
41		Unifirst Corp.	6,331
1,432		Union Pacific Corp.	220,213
2,706	[1]	United Continental Holdings Inc.	261,670
48		Universal Forest Products, Inc.	1,328
323	[1]	Veritiv Corp.	9,803
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
487	[1]	Vicor Corp.	$17,435
14,307		Volvo AB	200,042
53,799	[1]	Weg SA, Preference	247,918
248,000		Weichai Power Co. Ltd., Class H	267,134
14,800		Yamato Holdings Co. Ltd.	391,238
		TOTAL	28,221,307
		Information Technology—8.9%
2,407		ASML Holding NV	409,274
2,001	[1]	Adobe, Inc.	502,031
811	[1]	Advanced Energy Industries, Inc.	38,149
496	[1]	Alarm.com Holdings, Inc.	25,222
3,400		Alps Electric Co.	78,804
10,839		Amadeus IT Group SA	778,627
3,843	[1]	Amkor Technology, Inc.	26,324
14,567		Apple, Inc.	2,601,375
10,226		Automatic Data Processing, Inc.	1,507,517
463		Avnet, Inc.	20,289
1,662		Benchmark Electronics, Inc.	39,622
583	[1]	Bottomline Technologies, Inc.	32,106
1,144	[1]	Box, Inc., Class A	21,496
821		Brooks Automation, Inc.	24,926
19,900		Brother Industries Ltd.	332,901
117	[1]	CACI International, Inc., Class A	19,294
3,558		CDW Corp.	329,755
598	[1]	CGI Group, Inc., Class A	38,257
621	[1]	Ciena Corp.	20,257
628		CSG Systems International, Inc.	22,024
3		Cabot Microelectronics Corp.	322
587	[1]	Casa Systems, Inc.	9,128
281		Cass Information Systems, Inc.	18,549
7,430	[1]	Ceridian HCM Holding, Inc.	298,092
259	[1]	Cirrus Logic, Inc.	9,697
43,546		Cisco Systems, Inc.	2,084,547
211		Cohu, Inc.	4,136
12,170	[1]	CommScope Holdings Co., Inc.	220,277
290	[1]	Commvault Systems, Inc.	17,093
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
195		Constellation Software, Inc.	$133,743
352	[1]	Control4 Corp.	7,663
93	[1]	Diodes, Inc.	3,239
3,417	[1]	DocuSign, Inc.	142,694
112		Ebix, Inc.	5,289
149		Electro Scientific Industries, Inc.	4,381
512		Entegris, Inc.	15,053
461	[1]	ePlus, Inc.	37,687
42,442		Ericsson LM, Class B	354,807
2,631		Evertec, Inc.	71,905
457	[1]	Exlservice Holdings, Inc.	26,488
9,700		FUJIFILM Holdings Corp.	385,659
145	[1]	Fabrinet	7,646
3,700		Fujitsu Ltd.	227,740
6,614		Henry Jack & Associates, Inc.	923,976
74		Hewlett Packard Enterprise Co.	1,110
2,900		Hitachi High-Technologies Corp.	103,438
16,200		Hitachi Ltd.	469,238
293	[1]	Imperva, Inc.	16,264
338,000		Innolux Display Corp.	113,087
801	[1]	Insight Enterprises, Inc.	35,709
668	[1]	Instructure, Inc.	25,230
378	[1]	Integrated Device Technology, Inc.	18,121
30,064		Intel Corp.	1,482,456
662		InterDigital, Inc.	49,822
6,187		Intuit, Inc.	1,327,297
118	[1]	Itron, Inc.	6,391
485		j2 Global, Inc.	35,798
1,243		Kemet Corp.	25,457
892	[1]	Kimball Electronics, Inc.	15,735
344		Lam Research Corp.	53,994
488,000		Lenovo Group Ltd.	353,998
130	[1]	Lumentum Holdings, Inc.	5,781
999		ManTech International Corp., Class A	56,244
7,722		Mastercard, Inc. Class A	1,552,662
419		Maximus, Inc.	29,799
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
539		Methode Electronics, Inc., Class A	$16,332
5,713	[1]	Micron Technology, Inc.	220,293
38,425		Microsoft Corp.	4,260,948
1,088	[1]	Mobile Iron, Inc.	5,288
1,987		Monotype Imaging Holdings, Inc.	34,276
2,078		NIC, Inc.	27,014
5,736		Nvidia Corp.	937,434
174	[1]	Nanometrics, Inc.	5,589
20,000		Nanya Technology Corp.	39,539
469	[1]	Oclaro, Inc.	3,785
5,600		Omron Corp.	246,394
5,400		Otsuka Corp.	181,857
3,218	[1]	PayPal Holdings, Inc.	276,137
231	[1]	Perficient, Inc.	5,847
283		Plantronics, Inc.	12,953
500		Qad, Inc.	21,215
170	[1]	Qualys, Inc.	13,389
556	[1]	Rapid7, Inc.	17,681
1,076		Samsung SDS Co. Ltd.	189,136
7,643		SK Hynix, Inc.	478,082
376	[1]	SMART Global Holdings, Inc.	12,893
158	[1]	SPS Commerce, Inc.	13,466
32,573		STMicroelectronics N.V.	479,600
312		Samsung Electro-Mechanics Co.	33,790
35,089		Samsung Electronics Co. Ltd.	1,317,372
937	[1]	Sanmina Corp.	25,336
598	[1]	ScanSource, Inc.	22,748
370		Science Applications International Corp.	25,722
11,400		Seiko Epson Corp.	181,171
1,653	[1]	Semtech Corp.	88,171
1,400		Shimadzu Corp.	32,762
5,075		Skyworks Solutions, Inc.	369,308
479	[1]	Sykes Enterprises, Inc.	13,230
377		Synnex Corp.	30,439
147,000		Synnex Technology International Corp.	172,814
8,674	[1]	TEMENOS Group AG	1,081,278
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
122,000		Taiwan Semiconductor Manufacturing Co., Ltd.	$891,858
8,000		Texas Instruments, Inc.	798,800
3,670		TiVo Corp.	36,333
916	[1]	Ultra Clean Holdings, Inc.	8,610
212	[1]	Verint Systems, Inc.	9,631
2,536	[1]	Viavi Solutions, Inc.	25,715
2,798		Visa, Inc., Class A Shares	396,505
6,000		Walsin Technology Corp.	37,044
7,027		Western Digital Corp.	318,955
57,000		Winbond Electronics Corp.	27,699
1,214		Wire Card AG	183,565
27,443		Xerox Corp.	738,766
12,981		Yageo Corp.	157,979
1,700		Yokogawa Electric Corp.	31,240
		TOTAL	32,211,681
		Materials—3.6%
625	[1]	AdvanSix, Inc.	17,944
13,600		Air Water, Inc.	220,274
56,278		Alrosa AO	83,137
90,605		Alumina Ltd.	147,719
4,809		Amcor Ltd.	47,293
14,439		Anglo American PLC	288,531
13,000		Anhui Conch Cement Co. Ltd., Class H	67,858
18,868		ArcelorMittal	428,088
19,500		Asahi Kasei Corp.	213,671
4,822		Avery Dennison Corp.	464,841
5,837		BHP Group PLC	112,178
4,192	[1]	Berry Global Group, Inc.	210,941
1,593		Boise Cascade Co.	42,342
3,603		Cabot Corp.	177,268
1,659		Chemours Co./The	47,248
20,265		Cherepovets MK Severstal	300,486
326,000		China National Building Material Company Ltd.	253,692
222,000		China Resources Cement Holdings Ltd.	216,713
2,526		Commercial Metals Corp.	48,676
6,751		Companhia Vale Do Rio Doce	92,178
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
10,011		Croda International PLC	$624,584
1,380		EMS-Chemie Holdings Ag	743,957
440	[1]	Ferro Corp.	8,492
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
16,788		Fibria Celulose S.A.	317,874
64,000		Formosa Plastic Corp.	207,536
66,614		Fortescue Metals Group Ltd.	194,800
4,957		Freeport-McMoRan, Inc.	59,187
185,752		Glencore PLC	687,707
899		Greif, Inc., Class A	46,092
72,593		Incitec Pivot Ltd.	200,461
85,200		Indorama Ventures PLC	140,038
46		Innophos Holdings, Inc.	1,276
324	[1]	Jastrzebska Spolka Weglowa SA	5,610
275,000		Jiangxi Copper Co. Ltd.	332,126
13,001		KGHM Polska Miedz SA	307,799
4,091		Koninklijke DSM NV	365,377
561		Kronos Worldwide, Inc.	6,939
913		Louisiana-Pacific Corp.	20,871
633		MMC Norilsk Nickel PJSC	119,327
593		Materion Corp.	31,358
24,500		Mitsubishi Chemical Holdings Corp.	200,420
1,200		Mitsui Chemicals, Inc.	30,633
10,204		Mondi Ltd.	225,073
7,212		Mondi PLC	157,226
1,501		Myers Industries, Inc.	24,766
31,187		Newmont Mining Corp.	1,008,588
2,600		Nitto Denko Corp.	142,240
31,025		Novolipetsk Steel PJSC	72,945
8,671		Nucor Corp.	523,815
12,000		Oji Holdings Corp.	70,235
47,300		PT Indah Kiat Pulp & Paper Corp.	34,924
147,000		Petronas Chemicals Group	323,613
21,930		Rio Tinto PLC	995,546
762		Schnitzer Steel Industries, Inc., Class A	21,344
21,578		Southern Copper Corp.	722,431
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
316		Stepan Co.	$25,539
554		Tredegar Industries, Inc.	9,230
716		Trinseo SA	36,179
14,755		UPM - Kymmene Oyj	393,311
1,218		Valhi, Inc.	2,497
346	[1]	Verso Corp.	8,726
1,495		Voest-alpine Stahl	49,733
1,421		West Fraser Timber Co. Ltd.	74,170
		TOTAL	13,055,673
		Real Estate—2.4%
6,000		Agile Group Holdings Ltd.	8,196
1,271		Alexander & Baldwin, Inc.	26,348
38,000		Ascendas Real Estate Investment Trust	71,253
15,016		Brixmor Property Group, Inc.	247,764
10,500		CK Asset Holdings Ltd.	75,848
18,600		Capitacommercial Trust	23,650
49,400		CapitaLand Mall Trust	81,144
1,176		CatchMark Timber Trust, Inc.	9,749
116		Chesapeake Lodging Trust	3,430
652		CoreCivic, Inc.	14,311
3,100		CorePoint Lodging, Inc., REIT	43,617
234,000		Country Garden Holdings Co.	289,311
3,000		Daito Trust Construction Co. Ltd.	392,122
56,623		Dexus Property Group	433,519
1,855		DiamondRock Hospitality Co.	19,552
16,440		Duke Realty Corp.	467,882
110,000	[1]	Evergrande Real Estate Group Limited	346,480
140		First Industrial Realty Trust	4,488
6,132		Forest City Realty Trust, Inc., Class A	155,140
288,000		Future Land Development Holdings Ltd.	194,307
108,032		GPT Group/The, REIT	416,623
5,969		Gaming and Leisure Properties, Inc.	205,513
785		Geo Group, Inc.	18,243
6,313		Government Properties Income Trust	55,554
24,000		Henderson Land Development Co. Ltd.	123,297
6,589		Hospitality Properties Trust	176,849
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
1,853		InfraREIT, Inc.	$42,434
6,528		Investors Real Estate Trust	34,794
174,000	[1]	Jiayuan International Group Ltd.	311,792
1,500		Kerry Properties Ltd.	5,165
1,602		LaSalle Hotel Properties	51,360
1,198		Life Storeage, Inc.	116,973
3,908		Mack-Cali Realty Corp.	84,647
282	[1]	Marcus & Millichap Co., Inc.	10,290
11,159		New Senior Investment Group, Inc.	59,254
2,281		Newmark Group, Inc.	19,160
195		NexPoint Residential Trust, Inc.	7,116
2,249		NorthStar Realty Europe Corp.	36,794
1,096		RLJ Lodging Trust	22,293
231		RMR Group, Inc./The	14,932
15,585		Rayonier, Inc.	492,953
333		Rexford Industrial Realty, Inc.	10,869
221		Ryman Hospitality Properties, Inc.	16,378
8,376		SL Green Realty Corp.	807,614
140,019		Scentre Group	399,558
39,481		Segro PLC	304,296
781		Simon Property Group, Inc.	145,024
36,030		Sprit Realty Capital, Inc.	267,343
131,082		Stockland	349,396
104,000		Sunac China Holdings Ltd	348,289
5,700		Suntec Real Estate Investment	7,332
561		Terreno Realty Corp.	21,885
296		Tier RIET, Inc	6,968
7,253		VICI Properties, Inc.	157,898
3,464		WP Carey, Inc.	234,686
16,643		Weyerhaeuser Co.	439,542
1,508		Xenia Hotels & Resorts, Inc.	30,643
		TOTAL	8,761,868
		Utilities—2.0%
717		American States Water Co.	48,096
3,318		Atmos Energy Corp.	317,433
83,554		AusNet Services	94,555
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
1,481		CEZ A.S.	$35,296
66,500		CLP Holdings Ltd.	733,039
18,588		CenterPoint Energy, Inc.	520,650
222		Chesapeake Utilities Corp.	19,101
2,529		Clearway Energy, Inc.	46,180
153		Clearway Energy, Inc., Class A	2,759
5,061		DTE Energy Co.	606,004
9,760		E.On SE	99,634
1,000		Electricity Generating Public Co. Ltd.	7,311
4,406		Endesa SA	98,204
36,879		Engie	520,187
2,238		Exelon Corp.	103,821
264,500	[3]	HK Electric Investments Ltd.	253,539
103,400		Hong Kong and China Gas Co. Ltd.	208,533
2,932,949		INTER RAO UES PJSC	175,047
80,369		Iberdrola SA	600,996
738		Idacorp, Inc.	72,501
6,200		Manila Electric Co.	45,536
34		Northwestern Corp.	2,175
5		New Jersey Resources Corp.	243
8,219		NextEra Energy, Inc.	1,493,475
870		ONE Gas, Inc.	74,028
2,311		Orsted A/S	150,636
469		Portland General Electric Co.	22,582
7,448		Severn Trent	173,883
661		Southwest Gas Holdings, Inc.	52,067
9,143		UGI Corp.	525,265
12,477		Uniper SE	320,763
		TOTAL	7,423,539
		TOTAL COMMON STOCKS (IDENTIFIED COST $212,802,655)	237,108,551
		ASSET-BACKED SECURITIES—0.2%
$150,000	[4]	American Express Credit Class Account Master Trust 2014-1, Class A, 2.677%, (1-month USLIBOR +0.370%), 12/15/2021	150,148
112,674	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.307%, (1-month USLIBOR +1.000%), 06/15/2028	112,991
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	169,172
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
$160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	$159,428
57,103		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	56,958
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $650,737)	648,697
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
		Financials—0.0%
144,931		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025 (IDENTIFIED COST $147,824)	139,517
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	238,759
235,000		Bank 2018-BN15, Class A4, 4.476%, 11/15/2061	243,220
255,000	[2]	Bank, Class A4, 3.488%, 11/15/2050	246,452
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	208,276
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	200,038
450,000		Commercial Mortgage Trust 2015-DC1 Class AM, 3.724%, 2/10/2048	442,664
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	285,690
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	51,218
100,000		WF-RBS Commercial Mortgage Trust 2014-C25 Class B, 4.236%, 11/15/2047	99,306
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,125,881)	2,015,623
		CORPORATE BONDS—6.0%
		Basic Industry - Chemicals—0.0%
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,345
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	100,603
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	176,797
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.351%, (3-month USLIBOR +1.735%), 2/15/2042	71,325
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$80,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	$77,965
	TOTAL	326,087
	Capital Goods - Building Materials—0.1%
130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	128,327
185,000	Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	184,370
	TOTAL	312,697
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	30,424
300,000	Valmont Industries, Inc., 5.25%, 10/01/2054	261,786
	TOTAL	292,210
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	199,388
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	20,312
	TOTAL	219,700
	Communications - Media & Entertainment—0.2%
310,000	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	305,545
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	20,187
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	69,039
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	328,353
	TOTAL	723,124
	Communications - Telecom Wireless—0.3%
15,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 06/09/2019	747,008
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	170,175
	TOTAL	917,183
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	275,942
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	202,292
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	123,711
	TOTAL	601,945
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	265,845
70,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/01/2025	65,796
200,000	General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	199,952
	TOTAL	531,593
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.2%
$100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	$102,161
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	282,911
102,372	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	104,867
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	180,587
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	104,516
	TOTAL	775,042
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 06/06/2023	191,518
130,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	125,707
	TOTAL	317,225
	Consumer Non-Cyclical - Food/Beverage—0.3%
300,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	271,710
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	197,376
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.5%, 01/29/2028	256,115
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 07/15/2025	240,114
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	94,557
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	121,194
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	71,480
	TOTAL	1,252,546
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/01/2026	87,517
	Consumer Non-Cyclical - Products—0.1%
270,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	257,552
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	25,004
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	194,135
	TOTAL	219,139
	Energy - Independent—0.2%
375,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	360,954
225,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	211,000
	TOTAL	571,954
	Energy - Integrated—0.2%
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	125,948
155,000	Husky Energy, Inc., 4.000%, 04/15/2024	151,555
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	100,029
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	41,086
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	$82,950
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	139,125
		TOTAL	640,693
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	307,083
230,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	223,946
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	90,625
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	75,134
55,000		ONEOK, Inc., Sr Unsecured Note, 4.950%, 07/13/2047	49,408
100,000		Williams Partners LP, 4.900%, 1/15/2045	88,801
		TOTAL	834,997
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	99,492
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	56,500
		TOTAL	155,992
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	223,314
		Financial Institution - Banking—0.7%
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.046%, (3-month USLIBOR +0.650%), 10/01/2021	250,416
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	100,755
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	291,313
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	293,570
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	239,393
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,247
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	48,578
100,000		JPMorgan Chase & Co., Series S, 6.750%, 08/01/2067	105,900
400,000		Morgan Stanley, 4.300%, 01/27/2045	364,338
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.168%, (3-month USLIBOR +0.550%), 02/10/2021	298,243
92,930	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	57,087
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	78,923
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	226,792
Annual Shareholder Report

Shares, Principal, Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, 3.757%, (3-month USLIBOR +1.230%), 10/31/2023	$50,133
		TOTAL	2,410,688
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	134,630
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	97,840
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	238,921
70,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	70,450
		TOTAL	541,841
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 02/01/2022	206,855
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	262,843
		TOTAL	469,698
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	31,580
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	343,811
325,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	314,891
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	14,925
100,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	98,520
		TOTAL	803,727
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	342,719
30,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	44,292
		TOTAL	387,011
		Financial Institution - REIT - Apartment—0.2%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	185,244
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	293,111
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	126,957
		TOTAL	605,312
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	100,074
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.1%
$100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	$94,825
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	295,951
	TOTAL	390,776
	Financial Institution - REIT - Other—0.0%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	160,953
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	29,227
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	59,960
	Municipal Services—0.1%
135,797	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	145,163
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	108,565
	TOTAL	253,728
	Sovereign—0.1%
30,000,000	KfW, 2.050%, 02/16/2026	304,636
	Technology—0.5%
300,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	291,872
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	324,097
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,819
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	27,707
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/01/2028	297,180
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	149,959
300,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	300,705
380,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	371,984
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	70,321
	TOTAL	1,954,644
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	61,386
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,563
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	329,313
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	$136,014
	TOTAL	626,276
	Utility - Electric—0.7%
130,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	125,302
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	107,299
275,000	Electricite de France SA, Sr. Unsecd. Note, Series 144A, 4.500%, 09/21/2028	263,139
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	177,932
270,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	255,600
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	280,723
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	295,968
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 04/20/2046	140,789
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	198,440
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 03/30/2048	173,577
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	384,019
40,000	Progress Energy, Inc., 7.050%, 03/15/2019	40,448
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	120,256
	TOTAL	2,563,492
	Utility - Natural Gas—0.2%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	197,025
300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	292,820
195,000	TransCanada PipeLines Ltd, Sr. Secd. Note, 5.100%, 03/15/2049	190,856
	TOTAL	680,701
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,763,300)	21,719,202
	MORTGAGE-BACKED SECURITIES—0.0%
1,663	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	1,840
1,093	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,233
197	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	206
1,204	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	1,323
895	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	986
1,759	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	1,935
99	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	99
2,326	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	2,574
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$1,599	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	$1,746
6,711	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	7,250
4,032	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	4,433
5,716	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	6,084
139	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	139
494	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	551
282	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	313
2,668	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	2,957
74	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	74
6,057	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	6,660
2,529	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	2,779
1,764	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	1,905
4,454	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	4,693
5,941	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	6,635
3,377	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	3,806
8,454	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	9,426
11,673	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	13,056
327	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	347
1,576	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	1,766
1,085	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,177
313	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	351
172	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	190
2,775	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	3,069
2,827	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,102
288	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	310
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$2,811	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	$3,076
2,580	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	2,813
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $90,673)	98,904
	FOREIGN GOVERNMENTS/AGENCIES—7.0%
	Sovereign—7.0%
850,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	630,154
390,000	Belgium, Government of, Series 68, 2.25%, 6/22/2023	489,559
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	795,771
200,000	Canada, Government of, Bond, 3.25%, 6/01/2021	154,456
480,000	Canada, Government of, Series WL43, 5.75%, 06/01/2029	477,309
936,000	France, Government of, 0.500%, 05/25/2025	1,081,717
620,000	France, Government of, 3.25%, 10/25/2021	776,704
350,000	France, Government of, Bond, 4.500%, 04/25/2041	634,539
250,000	France, Government of, Unsecd. Note, 1.250%, 05/25/2036	283,295
300,000	Germany, Government of, Bond, Series 03, 4.75%, 7/04/2034	548,729
100,000	Germany, Government of, Bond, Series 08, 4.75%, 7/04/2040	202,191
540,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	655,026
200,000	Italy, Government of, 2.500%, 5/01/2019	228,485
1,000,000	Italy, Government of, 3.75%, 5/01/2021	1,196,856
220,000	Italy, Government of, 4.25%, 3/01/2020	260,196
680,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	714,314
600,000	Italy, Government of, Sr. Unsecd. Note, 4.75%, 09/01/2028	774,281
500,000	Italy, Government of, Unsecd. Note, 1.600%, 06/01/2026	520,693
58,000	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	60,569
134,000,000	Japan (20 Year Issue), Series 43, 2.900%, 09/20/2019	1,209,122
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	909,836
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	582,002
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,518,399
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 06/20/2035	1,553,933
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 06/20/2028	441,713
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,184,103
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	33,825
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$350,000	Netherlands, Government of, 1.750%, 7/15/2023	$433,022
250,000	Netherlands, Government, Unsecd. Note, 2.500%, 1/15/2033	350,884
2,700,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 07/25/2026	694,550
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 06/21/2019	188,471
485,000	Spain, Government of, 2.75%, 4/30/2019	556,169
690,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	799,067
880,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	1,110,309
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	480,359
270,000	United Kingdom, Government of, 2.75%, 9/07/2024	377,616
530,000	United Kingdom, Government of, 3.25%, 1/22/2044	831,220
350,000	United Kingdom, Government of, 4.25%, 12/07/2027	561,400
400,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 07/22/2047	447,653
430,000	United Kingdom, Government of, Unsecd. Note, 4.25%, 6/07/2032	721,752
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,456,616)	25,470,249
	U.S. TREASURY—1.3%
307,213	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	275,755
319,521	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	311,077
25,949	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	25,078
5,160	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	4,884
2,078,252	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2023	2,039,074
75,000	United States Treasury Bond, 2.500%, 2/15/2045	64,390
81,000	United States Treasury Bond, 2.500%, 5/15/2046	69,157
275,000	United States Treasury Bond, 2.750%, 8/15/2047	246,632
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,839
175,000	United States Treasury Bond, 3.000%, 2/15/2048	164,911
325,000	United States Treasury Bond, 3.000%, 8/15/2048	306,248
100,000	United States Treasury Bond, 3.125%, 5/15/2048	96,569
100,000	United States Treasury Bond, 4.375%, 2/15/2038	117,514
30,000	United States Treasury Note, 2.500%, 1/31/2025	29,309
100,000	United States Treasury Note, 2.500%, 5/31/2020	99,562
35,000	United States Treasury Note, 2.625%, 7/31/2020	34,896
950,000	United States Treasury Note, 2.875%, 8/15/2028	939,528
	TOTAL U.S. TREASURY (IDENTIFIED COST $4,950,591)	4,827,423
Annual Shareholder Report

Shares, Principal, Amount or Contracts		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—0.8%
87,345	iShares MSCI India Index Fund (IDENTIFIED COST $2,958,857)	$2,912,956
	INVESTMENT COMPANIES—16.1%
2,987,593	Emerging Markets Core Fund	27,515,728
222,396	Federated Bank Loan Core Fund	2,206,166
5,429,001	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.36%[6]	5,429,002
1,599,256	Federated Mortgage Core Portfolio	15,128,958
521,974	Federated Project and Trade Finance Core Fund	4,734,307
583,842	High Yield Bond Portfolio	3,532,243
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $59,940,620)	58,546,404
	TOTAL INVESTMENT IN SECURITIES-97.1% (IDENTIFIED COST $331,887,754)[7]	353,487,526
	OTHER ASSETS AND LIABILITIES-NET-2.9%[8]	10,643,237
	TOTAL NET ASSETS-100%	$364,130,763
At November 30, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/06/2018	Credit Agricole CIB	303,851,200 KRW	$272,390	$(1,315)
12/19/2018	Citibank N.A.	287,452,000 KRW	$255,995	$556
12/19/2018	Citibank N.A.	1,694,841,000 KRW	$1,500,404	$12,244
12/19/2018	Citibank N.A.	1,737,604,000 KRW	$1,543,083	$7,731
12/19/2018	Citibank N.A.	5,609,850,000 KRW	$4,995,948	$10,850
12/19/2018	Citibank N.A.	10,832,302,000 KRW	$9,688,653	$(20,811)
12/19/2018	Citibank N.A.	12,648,789,000 KRW	$11,240,071	$48,989
12/27/2018	Bank of America N.A.	108,090 AUD	$78,605	$430
01/23/2019	Bank of America N.A.	4,232,360 MXN	$204,279	$2,078
02/06/2019	Barclays Bank PLC Wholesale	4,105,051,200 IDR	$272,761	$11,607
02/06/2019	Morgan Stanley	19,981,120 INR	$271,667	$13,021
02/07/2019	Citibank N.A.	400,000 AUD	$286,265	$6,422
02/07/2019	HSBC Bank USA	1,600,000 EUR	$1,839,603	$(17,224)
02/07/2019	Citibank N.A.	45,113,310 JPY	$8,250,000	$(1,482)
02/07/2019	Citibank N.A.	166,575,150 JPY	$1,500,000	$(23,728)
02/07/2019	HSBC Bank USA	13,811,057 MXN	$700,000	$(28,199)
02/07/2019	JPMorgan Chase	8,317,224 NOK	$1,000,000	$(29,309)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
02/07/2019	Bank of America N.A.	450,000 NZD	$297,096	$12,569
02/07/2019	HSBC Bank USA	1,880,220 PLN	$500,000	$(3,196)
02/11/2019	Morgan Stanley	1,880,472 CNY	$272,433	$(1,623)
Contracts Sold:
12/06/2018	Credit Agricole CIB	303,851,200 KRW	$269,515	$(1,560)
12/07/2018	JPMorgan Chase	2,259,000 AUD	$1,635,762	$(15,429)
12/07/2018	HSBC Bank USA	2,037,000 CAD	$1,534,271	$1,011
12/07/2018	Bank of New York Mellon	3,999,000 EUR	$4,528,314	$18
12/07/2018	Barclays Bank PLC Wholesale	3,252,000 GBP	$4,146,983	$2,590
12/07/2018	JPMorgan Chase	257,248,000 JPY	$2,265,160	$(1,511)
12/07/2018	State Street Bank & Trust Co.	7,794,000 SEK	$858,735	$2,404
12/19/2018	Citibank N.A.	1,546,285,000 KRW	$1,393,640	$13,578
12/19/2018	Citibank N.A.	1,597,139,000 KRW	$1,407,022	$(18,426)
12/19/2018	Citibank N.A.	3,260,909,000 KRW	$2,887,651	$(22,714)
12/19/2018	Citibank N.A.	8,283,098,000 KRW	$7,424,127	$31,452
12/19/2018	Citibank N.A.	9,472,479,000 KRW	$8,324,161	$(130,038)
12/19/2018	Citibank N.A.	11,900,118,000 KRW	$10,475,272	$(145,598)
02/06/2019	Barclays Bank PLC Wholesale	4,105,051,200 IDR	$278,781	$(5,587)
02/06/2019	Morgan Stanley	19,981,120 INR	$277,612	$(7,077)
02/07/2019	Citibank N.A.	830,000 AUD	$589,786	$(17,539)
02/07/2019	Goldman Sachs	178,845,556 JPY	$33,000,000	$20,177
02/07/2019	BNP Paribas SA	6,040,149 MXN	$300,000	$6,192
02/07/2019	Bank of America N.A.	28,754,118 MXN	$1,400,000	$1,334
02/07/2019	JPMorgan Chase	450,000 NZD	$295,908	$(13,758)
02/07/2019	HSBC Bank USA	2,260,834 PLN	$600,000	$2,628
02/11/2019	Morgan Stanley	1,880,472 CNY	$270,136	$(674)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(298,917)
At November 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Canada 10-Year Bond Short Futures	121	$12,138,705	March 2019	$(83,916)
1DAX Index Short Futures	54	$17,190,716	December 2018	$315,967
[1]Euro Bund Short Futures	182	$33,465,382	March 2019	$(20,050)
[1]Euro Bund Short Futures	4	$731,518	December 2018	$(4,029)
1FTSE 100 Index Short Futures	135	$11,988,341	December 2018	$(59,169)
1IBEX 35 Index Short Futures	55	$5,629,363	December 2018	$(36,813)
Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1KOSPI2 Index Short Futures	57	$3,452,696	December 2018	$5,461
1MSCI Singapore IX ETS Short Futures	318	$8,079,226	December 2018	$(77,152)
1S&P/TSX 60 IX Short Futures	18	$2,472,976	December 2018	$(36,984)
1SPI 200 Short Futures	49	$5,080,231	December 2018	$20,285
[1]United States Treasury Notes 10-Year Short Futures	15	$1,791,797	March 2019	$(4,899)
[1]United States Treasury Notes 10-Year Ultra Short Futures	8	$1,012,000	March 2019	$(3,634)
[1]Amsterdam Index Long Futures	18	$2,115,950	December 2018	$1,656
[1]Australia 10-Year Bond Long Futures	66	$6,262,514	December 2018	$89,733
1CAC 40 10-Year Euro Long Futures	520	$29,375,737	December 2018	$(439,636)
[1]Euro BTP Long Futures	45	$6,242,740	December 2018	$1,558
1FTSE JSE Top 40 Long Futures	15	$485,888	December 2018	$(3,884)
1FTSE/MIB Index Long Futures	14	$1,519,482	December 2018	$38,474
[1]Hang Seng Index Long Futures	12	$2,034,586	December 2018	$16,074
[1]Japan 10-Year Bond Long Futures	15	$19,975,774	December 2018	$81,803
[1]Long GILT Long Futures	76	$11,876,831	March 2019	$30,677
1MSCI Taiwan Index Long Futures	38	$1,381,300	December 2018	$13,640
1S&P 500 E-Mini Long Futures	91	$12,550,265	December 2018	$549,991
1TOPIX Index Long Futures	34	$4,995,992	December 2018	$(1,295)
[1]United States Treasury Long Bond Long Futures	7	$979,344	March 2019	$3,648
[1]United States Treasury Notes 2-Year Long Futures	15	$3,164,766	March 2019	$2,076
[1]United States Treasury Notes 5-Year Long Futures	21	$2,372,180	March 2019	$2,578
[1]United States Treasury Ultra Bond Long Futures	6	$914,438	March 2019	$(295)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$401,865
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended November 30, 2018, were as follows:
Affiliated Issuers no longer in the portfolio at period end
Balance of Shares Held 11/30/2017	1,693
Purchases/Additions	2,290
Sales/Reductions	(3,983)
Balance of Shares Held 11/30/2018	—
Value	$—
Change in Unrealized Appreciation/Depreciation	$(6,785)
Net Realized Gain/(Loss)	$13,939
Dividend Income	$208
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,335,878	1,135,667	(1,483,952)
Federated Bank Loan Core Fund	275,758	42,659	(96,021)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	126,098,548	(120,669,547)
Federated Mortgage Core Portfolio	1,488,261	838,109	(727,114)
Federated Project and Trade Finance Core Fund	498,315	23,659	—
High Yield Bond Portfolio	761,390	184,532	(362,080)
TOTAL OF AFFILIATED TRANSACTIONS	6,359,602	128,323,174	(123,338,714)
Annual Shareholder Report

Balance of Shares Held 11/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distribution Received
2,987,593	$27,515,728	$(1,582,225)	$(1,093,116)	$1,636,113	$39,082
222,396	$2,206,166	$(33,942)	$2,153	$127,410	$—
5,429,001	$5,429,002	$(177)	$(423)	$60,989	$—
1,599,256	$15,128,958	$(226,881)	$(180,786)	$407,983	$—
521,974	$4,734,307	$(15,020)	$—	$214,663	$—
583,842	$3,532,243	$(334,821)	$146,670	$218,997	$—
11,344,062	$58,546,404	$(2,193,066)	$(1,125,502)	$2,666,155	$39,082
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2018, these restricted securities amounted to $253,539, which represented 0.1% of total net assets.
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	Issuer in default.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $334,174,719.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$118,007,997	$—	$0	$118,007,997
International	14,473,132	104,627,422	—	119,100,554
Debt Securities:
Asset-Backed Securities	—	648,697	—	648,697
Commercial Mortgage-Backed Securities	—	139,517	—	139,517
Collateralized Mortgage Obligations	—	2,015,623	—	2,015,623
Corporate Bonds	—	21,662,115	57,087	21,719,202
Mortgage-Backed Securities	—	98,904	—	98,904
Foreign Governments/Agencies	—	25,470,249	—	25,470,249
U.S. Treasury	—	4,827,423	—	4,827,423
Exchange-Traded Funds	2,912,956	—	—	2,912,956
Investment Companies[1]	5,429,002	—	—	58,546,404
TOTAL SECURITIES	$140,823,087	$159,489,950	$57,087	$353,487,526
Other Financial Instruments
Assets
Foreign-Exchange Contracts	$—	$207,881	$—	$207,881
Futures Contracts	1,173,621	—	—	1,173,621
Liabilities
Foreign-Exchange Contracts	—	(506,798)	—	(506,798)
Futures Contracts	(771,756)	—	—	(771,756)
TOTAL OTHER FINANCIAL INSTRUMENTS	$401,865	$(298,917)	$—	$102,948
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $53,117,402 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CNY	—Chinese Yuan
CVR	—Contingent Value Right
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.09	$17.49	$17.87	$20.29	$21.47
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.28	0.29	0.27	0.18
Net realized and unrealized gain (loss)	(0.99)	2.63	(0.37)	(0.80)	1.10
TOTAL FROM INVESTMENT OPERATIONS	(0.68)	2.91	(0.08)	(0.53)	1.28
Less Distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.29)	(0.17)	(0.12)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.33)	(0.31)	(0.30)	(1.89)	(2.46)
Redemption Fees	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$19.08	$20.09	$17.49	$17.87	$20.29
Total Return[3]	(3.46)%	16.85%	(0.68)%	(2.80)%	6.53%
Ratios to Average Net Assets:
Net expenses	1.15%	1.14%	1.14%	1.16%	1.14%
Net investment income	1.53%	1.50%	1.65%	1.45%	0.93%
Expense waiver/reimbursement[4]	0.11%	0.18%	0.17%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,323	$169,424	$169,443	$187,183	$196,067
Portfolio turnover	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.58	$17.06	$17.43	$19.86	$21.17
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.13	0.14	0.12	0.02
Net realized and unrealized gain (loss)	(0.96)	2.55	(0.35)	(0.78)	1.07
TOTAL FROM INVESTMENT OPERATIONS	(0.82)	2.68	(0.21)	(0.66)	1.09
Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.15)	(0.05)	(0.06)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.16)	(0.16)	(0.16)	(1.77)	(2.40)
Redemption Fees	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.60	$19.58	$17.06	$17.43	$19.86
Total Return[3]	(4.20)%	15.84%	(1.46)%	(3.59)%	5.67%
Ratios to Average Net Assets:
Net expenses	1.96%	1.95%	1.95%	1.97%	1.95%
Net investment income	0.72%	0.70%	0.85%	0.64%	0.12%
Expense waiver/reimbursement[4]	0.12%	0.20%	0.18%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,758	$14,342	$16,037	$21,384	$26,163
Portfolio turnover	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.51	$17.00	$17.37	$19.80	$21.11
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.14	0.15	0.13	0.03
Net realized and unrealized gain (loss)	(0.96)	2.55	(0.35)	(0.78)	1.07
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	2.69	(0.20)	(0.65)	1.10
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.16)	(0.06)	(0.07)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.18)	(0.18)	(0.17)	(1.78)	(2.41)
Redemption Fees	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.52	$19.51	$17.00	$17.37	$19.80
Total Return[3]	(4.20)%	15.92%	(1.44)%	(3.55)%	5.70%
Ratios to Average Net Assets:
Net expenses	1.90%	1.89%	1.89%	1.91%	1.89%
Net investment income	0.78%	0.75%	0.91%	0.70%	0.17%
Expense waiver/reimbursement[4]	0.14%	0.21%	0.20%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,095	$78,445	$82,845	$89,640	$81,703
Portfolio turnover	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.94	$17.38	$17.74	$20.16	$21.40
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.20	0.21	0.19	0.10
Net realized and unrealized gain (loss)	(0.98)	2.61	(0.36)	(0.80)	1.08
TOTAL FROM INVESTMENT OPERATIONS	(0.76)	2.81	(0.15)	(0.61)	1.18
Less Distributions:
Distributions from net investment income	(0.24)	(0.25)	(0.20)	(0.09)	(0.08)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.24)	(0.25)	(0.21)	(1.81)	(2.42)
Redemption Fees	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.94	$19.94	$17.38	$17.74	$20.16
Total Return[3]	(3.86)%	16.32%	(1.12)%	(3.26)%	6.06%
Ratios to Average Net Assets:
Net expenses	1.58%	1.57%	1.56%	1.59%	1.57%
Net investment income	1.09%	1.07%	1.24%	1.02%	0.50%
Expense waiver/reimbursement[4]	0.12%	0.18%	0.18%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,452	$51,768	$52,430	$59,229	$67,588
Portfolio turnover	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.21	$17.61	$17.98	$20.40	$21.54
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.33	0.34	0.32	0.24
Net realized and unrealized gain (loss)	(1.00)	2.65	(0.37)	(0.80)	1.10
TOTAL FROM INVESTMENT OPERATIONS	(0.63)	2.98	(0.03)	(0.48)	1.34
Less Distributions:
Distributions from net investment income	(0.39)	(0.38)	(0.33)	(0.22)	(0.14)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.39)	(0.38)	(0.34)	(1.94)	(2.48)
Redemption Fees	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$19.19	$20.21	$17.61	$17.98	$20.40
Total Return[3]	(3.21)%	17.13%	(0.37)%	(2.51)%	6.85%
Ratios to Average Net Assets:
Net expenses	0.86%	0.85%	0.85%	0.87%	0.85%
Net investment income	1.81%	1.77%	1.95%	1.74%	1.21%
Expense waiver/reimbursement[4]	0.14%	0.20%	0.20%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,613	$105,720	$91,167	$115,108	$62,451
Portfolio turnover	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2016[1]
	2018	2017
Net Asset Value, Beginning of Period	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.36	0.33	0.11
Net realized and unrealized gain (loss)	(0.98)	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$19.09	$20.10	$17.51
Total Return[3]	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses	0.84%	0.83%	0.84%[4]
Net investment income	1.79%	1.78%	1.48%[4]
Expense waiver/reimbursement[5]	0.11%	0.17%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,890	$6,243	$4,853
Portfolio turnover	66%	58%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2018
Assets:
Investment in securities, at value including $58,546,404 of investment in affiliated holdings (identified cost $331,887,754)		$353,487,526
Cash denominated in foreign currencies (identified cost $4,831,819)		4,776,113
Restricted cash (Note 2)		7,449,204
Income receivable		1,417,474
Income receivable from affiliated holdings		17,048
Receivable for shares sold		598,464
Unrealized appreciation on foreign exchange contracts		207,881
Receivable for daily variation margin on futures contracts		387,557
TOTAL ASSETS		368,341,267
Liabilities:
Payable for investments purchased	$225,496
Payable for shares redeemed	487,666
Unrealized depreciation on foreign exchange contracts	506,798
Bank overdraft	2,657,539
Payable for investment adviser fee (Note 5)	5,398
Payable for administrative fees (Note 5)	796
Payable for transfer agent fee	111,147
Payable for distribution services fee (Note 5)	64,184
Payable for other service fees (Notes 2 and 5)	45,892
Accrued expenses (Note 5)	105,588
TOTAL LIABILITIES		4,210,504
Net assets for 19,187,652 shares outstanding		$364,130,763
Net Assets Consist of:
Paid-in capital		$331,098,389
Total distributable earnings (loss)		33,032,374
TOTAL NET ASSETS		$364,130,763
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($146,322,936 ÷ 7,670,334 shares outstanding), no par value, unlimited shares authorized	$19.08
Offering price per share (100/94.50 of $19.08)	$20.19
Redemption proceeds per share	$19.08
Class B Shares:
Net asset value per share ($9,757,832 ÷ 524,753 shares outstanding), no par value, unlimited shares authorized	$18.60
Offering price per share	$18.60
Redemption proceeds per share (94.50/100 of $18.60)	$17.58
Class C Shares:
Net asset value per share ($64,095,054 ÷ 3,459,995 shares outstanding), no par value, unlimited shares authorized	$18.52
Offering price per share	$18.52
Redemption proceeds per share (99.00/100 of $18.52)	$18.33
Class R Shares:
Net asset value per share ($43,451,668 ÷ 2,294,572 shares outstanding), no par value, unlimited shares authorized	$18.94
Offering price per share	$18.94
Redemption proceeds per share	$18.94
Institutional Shares:
Net asset value per share ($95,613,380 ÷ 4,981,895 shares outstanding), no par value, unlimited shares authorized	$19.19
Offering price per share	$19.19
Redemption proceeds per share	$19.19
Class R6 Shares:
Net asset value per share ($4,889,893 ÷ 256,103 shares outstanding), no par value, unlimited shares authorized	$19.09
Offering price per share	$19.09
Redemption proceeds per share	$19.09
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2018
Investment Income:
Dividends (including $2,666,363 received from affiliated companies and holdings* and net of foreign taxes withheld of $408,554)			$9,315,227
Interest			1,575,744
TOTAL INCOME			10,890,971
Expenses:
Investment adviser fee (Note 5)		$2,751,647
Administrative fee (Note 5)		326,269
Custodian fees		124,041
Transfer agent fee (Note 2)		639,811
Directors'/Trustees' fees (Note 5)		10,232
Auditing fees		34,570
Legal fees		8,312
Portfolio accounting fees		152,418
Distribution services fee (Note 5)		901,566
Other service fees (Notes 2 and 5)		617,065
Share registration costs		83,825
Printing and postage		44,037
Miscellaneous (Note 5)		54,691
TOTAL EXPENSES		5,748,484
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(445,057)
Reimbursement of other operating expenses (Notes 2 and 5)	(65,285)
TOTAL WAIVER AND REIMBURSEMENTS		(510,342)
Net expenses			5,238,142
Net investment income			5,652,829
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Exchange Contracts and Foreign Currency Transactions
Net realized gain on investments (including net realized loss of $(1,111,563) on sales of investments in affiliated companies and holdings*)	$23,936,164
Net realized gain on foreign currency transactions	446,092
Net realized gain on foreign exchange contracts	1,998,808
Net realized loss on futures contracts	(5,163,857)
Net realized loss on written options	(3,384)
Realized gain distribution from affiliated investment company shares	39,082
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,199,851) on investments in affiliated companies and holdings*)	(39,658,961)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(219,453)
Net change in unrealized depreciation of foreign exchange contracts	160,828
Net change in unrealized appreciation of futures contracts	(808,964)
Net realized and unrealized loss on investments, futures contracts, written options, foreign exchange contracts and foreign currency transactions	(19,273,645)
Change in net assets resulting from operations	$(13,620,816)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,652,829	$5,621,069
Net realized gain	21,252,905	14,208,020
Net change in unrealized appreciation/depreciation	(40,526,550)	44,743,084
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,620,816)	64,572,173
Distributions to Shareholders (Note 2):
Class A Shares	(2,645,384)	(2,871,842)
Class B Shares	(106,913)	(143,286)
Class C Shares	(698,290)	(806,356)
Class R Shares	(598,310)	(723,829)
Institutional Shares	(1,963,486)	(1,924,996)
Class R6 Shares	(138,061)	(106,550)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,150,444)	(6,576,859)
Share Transactions:
Proceeds from sale of shares	81,789,409	74,058,895
Net asset value of shares issued to shareholders in payment of distributions declared	5,852,548	6,150,103
Cost of shares redeemed	(129,682,582)	(129,036,005)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,040,625)	(48,827,007)
Change in net assets	(61,811,885)	9,168,307
Net Assets:
Beginning of period	425,942,648	416,774,341
End of period	$364,130,763	$425,942,648
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2018
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $510,342 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$213,672	$(4,654)
Class B Shares	23,552	(875)
Class C Shares	120,929	(24,616)
Class R Shares	155,065	(3,688)
Institutional Shares	121,422	(31,452)
Class R6 Shares	5,171	—
TOTAL	$639,811	$(65,285)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended November 30, 2017 were from net investment income. Undistributed net investment income at November 30, 2017 was $1,748,019.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$398,578
Class B Shares	30,377
Class C Shares	188,110
TOTAL	$617,065
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate
Annual Shareholder Report

with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $139,959,703 and $141,841,642, respectively. This is based on amounts held as of each month-end throughout the period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,763,304 and $1,775,807, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to manage sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2018, the Fund had no outstanding option contracts.
The average market value of written call options held by the Fund throughout the period was $955. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $7,896 and $1,166, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$95,250*		$—
Equity contracts	Receivable for daily variation margin on futures contracts	$306,615*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$207,881	Unrealized depreciation on foreign exchange contracts	$506,798
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$609,746		$506,798
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$802,640	$—	$—	$—	$802,640
Equity contracts	(5,966,497)	—	(103,170)	(3,384)	(6,073,051)
Foreign exchange contracts	—	1,998,808	—	—	1,998,808
TOTAL	$(5,163,857)	$1,998,808	$(103,170)	$(3,384)	$(3,271,603)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$493,170	$—	$493,170
Equity contracts	(1,302,134)	—	(1,302,134)
Foreign exchange contracts	—	160,828	160,828
TOTAL	$(808,964)	$160,828	$(648,136)
1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2018, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$207,881	$(207,881)	$—	$—
TOTAL	$207,881	$(207,881)	$—	$—

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$506,798	$(207,881)	$—	$298,917
TOTAL	$506,798	$(207,881)	$—	$298,917
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarize share activity:
Year Ended November 30	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	986,770	$19,723,211	804,238	$15,031,309
Shares issued to shareholders in payment of distributions declared	123,936	2,477,745	147,474	2,687,430
Shares redeemed	(1,873,982)	(37,564,015)	(2,203,862)	(41,027,283)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(763,276)	$(15,363,059)	(1,252,150)	$(23,308,544)

Year Ended November 30	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,401	$190,621	73,315	$1,328,192
Shares issued to shareholders in payment of distributions declared	5,231	102,141	7,688	135,106
Shares redeemed	(220,288)	(4,305,888)	(288,854)	(5,243,193)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(207,656)	$(4,013,126)	(207,851)	$(3,779,895)

Year Ended November 30	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	798,562	$15,639,241	816,064	$14,783,955
Shares issued to shareholders in payment of distributions declared	34,712	674,608	43,243	759,165
Shares redeemed	(1,393,090)	(27,077,891)	(1,712,796)	(30,997,211)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(559,816)	$(10,764,042)	(853,489)	$(15,454,091)

Year Ended November 30	2018		2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	465,038	$9,266,744	721,640	$13,174,307
Shares issued to shareholders in payment of distributions declared	29,452	584,979	39,431	709,062
Shares redeemed	(795,720)	(15,759,686)	(1,181,396)	(21,853,540)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(301,230)	$(5,907,963)	(420,325)	$(7,970,171)
Annual Shareholder Report

Year Ended November 30	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,539,834	$30,768,641	1,495,396	$28,254,413
Shares issued to shareholders in payment of distributions declared	93,349	1,875,764	95,370	1,753,702
Shares redeemed	(1,882,409)	(37,926,274)	(1,537,907)	(28,957,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(249,226)	$(5,281,869)	52,859	$1,050,813

Year Ended November 30	2018		2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	310,689	$6,200,951	78,839	$1,486,719
Shares issued to shareholders in payment of distributions declared	6,858	137,311	5,764	105,638
Shares redeemed	(372,014)	(7,048,828)	(51,238)	(957,476)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(54,467)	$(710,566)	33,365	$634,881
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,135,671)	$(42,040,625)	(2,647,591)	$(48,827,007)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$6,150,444	$6,576,859
As of November 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,103,239
Net unrealized appreciation	$18,817,548
Undistributed long-term capital gains	$12,114,664
Straddle loss deferral	$(3,077)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, passive foreign investment company adjustments, mark-to-market of futures contracts, non-taxable dividends, deferral of straddle loss and partnership adjustments.
At November 30, 2018, the cost of investments for federal tax purposes was $334,174,719. The net unrealized appreciation of investments for federal tax purposes was $18,903,188. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,834,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,931,606. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $6,738,455 to offset capital gains realized during the year ended November 30, 2018.
Annual Shareholder Report

At November 30, 2018, for federal income tax purposes, the Fund had $3,077 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2018, the Adviser voluntarily waived $443,137 of its fee and voluntarily reimbursed $65,285 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2018, the Adviser reimbursed $1,920.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2018, the Sub-Adviser earned a fee of $276,389.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$91,131
Class C Shares	564,328
Class R Shares	246,107
TOTAL	$901,566
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2018, FSC retained $130,852 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2018, FSC retained $11,419 in sales charges from the sale of Class A Shares. FSC also retained $8,533, $20,287 and $2,204 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2018, FSSC received $80,706 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.97%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not
Annual Shareholder Report

including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2018, were as follows:
Purchases	$238,687,318
Sales	$283,895,488
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2018, the Fund had no outstanding loans. During the year ended November 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2018, there were no outstanding loans. During the year ended November 30, 2018, the program was not utilized.
Annual Shareholder Report

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2018, 91.16% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2018, 33.53% qualify for the dividend received deduction available to corporate shareholders.
10 SUBSEQUENT EVENT
In November 2018, the Board approved the tax-free reorganization of the Federated Absolute Return Fund into the Fund, which is expected to occur in the second quarter of 2019, pending shareholder approval.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GLOBAL ALLOCATION FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (the “Fund”), as of November 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
January 23, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2018	Ending Account Value 11/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$964.20	$5.66
Class B Shares	$1,000	$960.30	$9.63
Class C Shares	$1,000	$959.90	$9.34
Class R Shares	$1,000	$961.90	$7.77
Institutional Shares	$1,000	$965.30	$4.24
Class R6 Shares	$1,000	$965.70	$4.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class B Shares	$1,000	$1,015.30	$9.90
Class C Shares	$1,000	$1,015.60	$9.60
Class R Shares	$1,000	$1,017.20	$7.99
Institutional Shares	$1,000	$1,020.80	$4.36
Class R6 Shares	$1,000	$1,020.90	$4.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.90%
Class R Shares	1.58%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Annual Shareholder Report

Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career and currently serves as the Dean of the School of Law of Duquesne University. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Global Allocation Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Global Investment Management Corp. (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
Annual Shareholder Report

net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Annual Shareholder Report

to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $34,570

Fiscal year ended 2017 - $33,400

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $2,675

Fiscal year ended 2017- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018– 0%

Fiscal year ended 2017- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018– 0%

Fiscal year ended 2017– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018– 0%

Fiscal year ended 2017– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018- $0

Fiscal year ended 2017- $22,077

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, KPMG LLP (“KPMG”), has the ability to exercise objective and impartial judgment on all issues encompassed within its audit services. KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, KPMG informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2019